Long-term debt (Tables)	9 Months Ended
Sep. 30, 2012
Long-term debt
Long-term debt

	Current liabilities		Non-current liabilities
	September 30, 2012	December 31, 2011	September 30, 2012	December 31, 2011
	(unaudited)		(unaudited)
Foreign debt
Loans and financing denominated in the following currencies:
US dollars	699	496	3,938	2,693
Others	14	9	262	52
Fixed Rate Notes
US dollars	124	410	12,757	10,073
EUR	—	—	1,929	970
Accrued charges	245	221	—	—
	1,082	1,136	18,886	13,788
Brazilian debt
Brazilian Reais indexed to Long-Term Interest Rate - TJLP/CDI and
General Price Index-Market (IGP-M)	161	247	4,466	5,245
Basket of currencies	1	—	2	—
Non-convertible debentures	—	—	2,351	2,505
US dollars denominated	164	—	1,189	—
Accrued charges	124	112	—	—
	450	359	8,008	7,750
Total	1,532	1,495	26,894	21,538

Maturities of Long-term Debt

2013	2,110
2014	1,322
2015	1,139
2016	1,803
2017 and after	20,520
26,894

Annual interest rates on long-term debt

Up to 3%	5,314
3.1% to 5% (*)	5,588
5.1% to 7% (**)	12,019
7.1% to 9% (**)	3,943
9.1% to 11% (**)	1,097
Over 11% (**)	465
28,426

(*) Includes Eurobonds. For this operation we have entered into derivative transactions at a cost of 4.51% per year in US dollars.

(**) Includes non-convertible debentures and other Brazilian Real denominated debt that bear interest at the CDI and Brazilian Government Long-term Interest Rates (“TJLP”) plus a spread. For these operations, we have entered into derivative transactions to mitigate our exposure to the floating rate debt denominated in Brazilian Real, totaling US$ 6,712 of which US$ 6,337 has an original interest rate above 5.1% per year. The average cost after taking into account the derivative transactions is 2.64% per year in US dollars.

Non-convertible debentures in Brazilian Reais denominated

	Quantity as of September 30, 2012				Balance
Non Convertible Debentures	Issued	Outstanding	Maturity	Interest	September 30, 2012	December 31, 2011
					(unaudited)
2nd Series	400,000	400,000	November 20, 2013	100% CDI + 0.25%	2,032	2,167
Tranche “B” - Salobo	5	5	No date	6.5% p.a + IGP-DI	377	364
					2,409	2,531

Long-term portion					2,351	2,505
Accrued charges					58	26
					2,409	2,531

Indexation rates applied to debt

	Three-month period ended			Nine-month period ended
	September 30, 2012	June 30, 2012	September 30, 2011	September 30, 2012	September 30, 2011
TJLP - Long-Term Interest Rate (effective rate)	1.5	1.5	1.5	4.5	(1.5)
IGP-M - General Price Index - Market	3.7	2.6	1.0	6.9	4.1
Appreciation (devaluation) of Real against US dollar	(1.8)	(8.6)	18.8	(8.4)	25.3